Share-Based Incentives Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares		$ 0
Requisite service period, Class B shares		3 years
Shared Based Compensation, Minimum Multiplier of Target Value		4
Share based compensation expense		$ 11,000	$ 10,000	$ 4,000
Accounts payable, accrued expenses and other		612,069	517,084
Redemption of Class B common shares	[1]	(5,157)	(6,540)	$ 0
Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accounts payable, accrued expenses and other		15,000	13,000
Redemption of Class B common shares		(11,000)	(13,000)
Restricted Class B shares | Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption of Class B common shares		(6,000)	(6,000)
Unrestricted Class B shares | Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption of Class B common shares		$ (5,000)	$ (7,000)

[1]	Class B shares are recorded as a liability on the Company's Consolidated Balance Sheet. See Note 13 for further details.